Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2021
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Goodwill and other intangible assets
8. Goodwill and other intangible assets
Goodwill is the recorded difference between the consideration paid and the net value of identifiable assets acquired and held, less impairment charges, if any. Goodwill balances as of December 31, 2021, and December 31, 2020, reflected the following activity:

	Year Ended December 31,
($000s)	2021	2020
Cost at the beginning of the year	$968	$941
Impact of currency translation	—	27

Cost at the end of the year	$968	$968

There is only one cash generating unit in the Company and goodwill is allocated to this. IDEX performed the annual impairment test on December 31, 2021. Based on the 2021 assessment, no impairment charge has been made.
Acquired identifiable intangible assets, consisting primarily of patents, are held at cost, less accumulated amortization and impairment charges. Other intangible asset balances as of December 31, 2021, and December 31, 2020, reflected the following activity:

	Year Ended December 31,
($000s)	2021	2020
Amortization period (straight-line, in years)	10 - 17	10 - 17
Cost at the beginning of the year	$5,173	$4,835
Additions	—	181
Impact of currency translation	—	157

Cost at the end of the year	$5,173	$5,173

Accumulated Amortization at the beginning of the year	$2,731	$2,230
Amortization	477	396
Impact of currency translation	—	104

Accumulated Amortization at the end of the year	3,208	2,731

Carrying amount at the end of the year	$1,965	$2,442

Patents acquired are capitalized and amortized over the estimated useful life, which is the lifetime of the respective patent(s).